DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2022
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

4.    DISCONTINUED OPERATIONS

Disposition of VIEs and VIE subsidiaries

On July 23, 2021, the Group terminated all of its lottery business-related VIE contracts for nil consideration and disposed of its Chinese lottery-related business.

From July 23, 2021, the Group no longer retained any financial interest over lottery business related VIEs and accordingly deconsolidated lottery business related VIEs’ financial statements from the Group’s consolidated financial statements. The disposal of lottery business related VIEs represented a strategic shift and has a major effect on the Group’s result of operations. Accordingly, revenues, expenses and cash flows related to lottery business related VIEs have been reclassified in the consolidated financial statements as discontinued operations for the years ended December 31, 2020 and 2021.

On July 23, 2021, the Group calculated a loss resulting from such disposition as follows:

As of July 23, 2021
US$
Consideration	—

Cash and cash equivalents	1,200
Restricted Cash	194
Prepayments and other receivables	2,032
Property and equipment, net	1,346
Intangible assets, net	102
Long-term investments	492
Other non-current assets	236
Accrued payroll and welfare payable	(173)
Accrued expenses and other current liabilities	(833)
Long-term payables	(61)

Net assets of lottery business related VIEs*	4,535
Noncontrolling interest of lottery business related VIEs	2,162

Less: Net assets of lottery business related VIEs contributable to the Company	6,697

Loss on disposal of lottery business related VIEs	(6,697)
*	Net assets of lottery business related VIEs excluded payables of US$31,195 to the Company, which mainly consisted a loan of US$27,987 provided by the Company to the former VIE subsidiary, Shenzhen E-Sun Sky Network Technology Co.,Ltd. (“E-Sun Sky Network”) and the Company does not have an intention to collect. The exemption of debt filed by the Company and E-Sun Sky Network was approved by the PRC State Administration of Foreign Exchange and the State Taxation Administration in May 2022.

4.    DISCONTINUED OPERATIONS (continued)

Disposition of VIEs and VIE subsidiaries (continued)

The condensed cash flows of lottery business related VIEs were as follows for the years ended December 31, 2020, and 2021:

	For the years ended December 31,
	2020	2021*
	US$	US$
Net cash used in operating activities	(5,960)	(2,985)
Net cash provided by investing activities	2,826	953
Net cash provided by (used in) financing activities	3,026	(26,955)

Effect of foreign exchange on cash	1,889	381

The operating results from discontinued operations included in the Group’s consolidated statements of comprehensive loss were as follows for the years ended December 31, 2020 and 2021:

	For the years ended December 31,
	2020	2021*
	US$	US$
Major classes of line items constituting pre-tax profit of discontinued operations

Revenues	1,000	1,269
Cost of revenue	(419)	(192)
Sales and marketing	(1,284)	(556)
General and administrative	(7,822)	(2,322)
Service development expenses	(2,444)	(496)
Other income that are not major	1,690	73
Loss from discontinued operations, before income tax	(9,279)	(2,224)
Income tax expense	500	—
Loss from discontinued operations, net of income tax	(8,779)	(2,224)
Loss on disposal of the subsidiary, net of income tax	—	(6,697)
Net loss from discontinued operations, net of income tax	(8,779)	(8,921)
*	Included financial results of discontinued operations from January 1, 2021 to July 23, 2021.